Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases
Effective interest rate		5.25%
Operating lease term	8 months 8 days		1 year 3 months
Finance lease term	2 years 3 days		3 years
Short term lease payments	$ 25,075